UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 05908

John Hancock Premium Dividend Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2018

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

Premium Dividend Fund

Quarterly portfolio holdings 7/31/18

Fund’s investments
As of 7-31-18 (unaudited)
	Shares	Value
Preferred securities 86.6% (57.0% of Total investments)		$629,890,660
(Cost $642,030,308)
Consumer staples 2.8%		20,294,625
Food and staples retailing 2.8%
Ocean Spray Cranberries, Inc., 6.250% (A)	224,250	20,294,625
Energy 5.7%		41,348,693
Oil, gas and consumable fuels 5.7%
Enbridge, Inc., Series B (6.375% to 4-15-23, then 3 month LIBOR + 3.593%)	210,000	5,359,200
Kinder Morgan, Inc., 9.750%	1,073,000	35,989,493
Financials 39.3%		285,682,953
Banks 23.9%
Bank of America Corp., 6.204% (B)(C)	182,659	4,623,099
Bank of America Corp., 6.375% (C)	649,289	16,459,476
Barclays Bank PLC, 8.125%	360,000	9,565,200
BB&T Corp. (Callable 8-31-18), 5.200% (C)	110,000	2,765,400
BB&T Corp. (Callable 8-1-18), 5.200% (C)	205,000	5,157,800
BB&T Corp., 5.625% (C)	776,000	19,857,840
Citigroup, Inc. (6.875% to 11-15-23, then 3 month LIBOR + 4.130%)	51,048	1,418,113
Citigroup, Inc. (7.125% to 9-30-23, then 3 month LIBOR + 4.040%)	240,650	6,726,168
JPMorgan Chase & Co., 5.450%	490,000	12,524,400
JPMorgan Chase & Co., 6.100%	650,000	17,329,000
JPMorgan Chase & Co., 6.300%	245,000	6,392,050
JPMorgan Chase & Co., 6.700%	35,000	921,200
Santander Holdings USA, Inc., 7.300%	500,000	12,485,000
Synovus Financial Corp. (6.300% to 6-21-23, then 3 month LIBOR + 3.352%) (B)(C)	160,000	4,136,000
The PNC Financial Services Group, Inc., 5.375%	180,000	4,532,400
The PNC Financial Services Group, Inc. (6.125% to 5-1-22, then 3 month LIBOR + 4.067%)	311,600	8,531,608
U.S. Bancorp, 5.150%	500,000	12,515,000
U.S. Bancorp (6.500% to 1-15-22, then 3 month LIBOR + 4.468%)	351,000	9,771,840
Wells Fargo & Company, 6.000%	205,000	5,289,000
Wells Fargo & Company, 8.000%	497,075	12,630,676
Capital markets 11.7%
Deutsche Bank Contingent Capital Trust II, 6.550%	241,725	6,163,988
Morgan Stanley, 6.625%	842,557	21,881,205
Morgan Stanley (6.375% to 10-15-24, then 3 month LIBOR + 3.708%)	249,227	6,694,237
Morgan Stanley (7.125% to 10-15-23, then 3 month LIBOR + 4.320%) (B)(C)	368,050	10,331,164
State Street Corp., 5.250%	1,005,000	25,225,500
State Street Corp., 6.000%	80,000	2,100,000
State Street Corp. (5.900% to 3-15-24, then 3 month LIBOR + 3.108%)	25,000	678,500
The Bank of New York Mellon Corp., 5.200% (C)	442,000	11,138,400
The Goldman Sachs Group, Inc., 6.200%	46,874	1,217,318
Consumer finance 1.5%
Capital One Financial Corp., 6.000%	136,000	3,468,000
Capital One Financial Corp., 6.200%	80,000	2,109,600
Capital One Financial Corp., 6.250%	87,047	2,259,740
Capital One Financial Corp., 6.700%	112,650	2,963,822
Insurance 2.2%
Aegon NV, 6.500% (C)	75,000	1,956,750
Assurant, Inc., 6.500% (C)	23,000	2,691,000
Prudential Financial, Inc., 5.750%	50,000	1,286,000
2	JOHN HANCOCK PREMIUM DIVIDEND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Financials (continued)
Insurance (continued)
Prudential PLC, 6.750%	150,000	$3,957,000
W.R. Berkley Corp., 5.625%	240,351	5,929,459
Health care 3.2%		23,359,752
Pharmaceuticals 3.2%
Teva Pharmaceutical Industries, Ltd., 7.000%	52,650	23,359,752
Industrials 0.5%		3,424,950
Machinery 0.5%
Stanley Black & Decker, Inc., 5.750%	135,000	3,424,950
Real estate 5.2%		38,152,558
Equity real estate investment trusts 5.2%
American Homes 4 Rent, Series D, 6.500%	100,000	2,620,000
American Homes 4 Rent, Series G, 5.875% (B)(C)	65,000	1,607,450
Crown Castle International Corp., Series A, 6.875% (C)	17,000	18,319,458
Digital Realty Trust, Inc., 6.625%	18,275	485,750
Senior Housing Properties Trust, 5.625%	554,690	13,545,530
Ventas Realty LP, 5.450%	63,000	1,574,370
Telecommunication services 3.1%		22,448,287
Diversified telecommunication services 0.5%
Qwest Corp., 6.125%	107,500	2,241,375
Verizon Communications, Inc., 5.900%	60,000	1,546,962
Wireless telecommunication services 2.6%
Telephone & Data Systems, Inc., 5.875%	100,000	2,462,000
Telephone & Data Systems, Inc., 6.625%	285,000	7,267,500
Telephone & Data Systems, Inc., 6.875%	170,000	4,292,500
United States Cellular Corp., 6.950%	185,000	4,637,950
Utilities 26.8%		195,178,842
Electric utilities 17.9%
Duke Energy Corp., 5.125%	192,458	4,828,771
HECO Capital Trust III, 6.500%	181,000	4,765,911
Interstate Power & Light Company, 5.100%	1,340,000	33,607,200
NextEra Energy Capital Holdings, Inc., 5.125% (B)(C)	185,000	4,637,950
NextEra Energy, Inc., 6.123% (C)	178,000	10,190,500
NSTAR Electric Company, 4.250%	13,347	1,282,647
NSTAR Electric Company, 4.780%	100,000	9,750,000
PPL Capital Funding, Inc., 5.900%	1,150,320	28,873,032
SCE Trust II, 5.100% (B)(C)	1,160,500	27,538,665
The Southern Company, 6.250%	155,000	4,039,300
Union Electric Company, 3.700%	12,262	1,164,890
Gas utilities 0.9%
South Jersey Industries, Inc., 7.250% (C)	119,200	6,535,736
Multi-utilities 8.0%
Dominion Energy, Inc., 6.750% (C)	593,000	28,576,670
DTE Energy Company, 5.250%	235,000	5,781,000
DTE Energy Company, 6.500%	50,000	2,638,500
Integrys Holding, Inc. (6.000% to 8-1-23, then 3 month LIBOR + 3.220%)	352,044	9,241,155
Sempra Energy, 6.000% (C)	68,500	7,008,235

Sempra Energy, 6.750% (C)	46,000	4,718,680
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK PREMIUM DIVIDEND FUND	3

	Shares	Value

Common stocks 55.4% (36.5% of Total investments)		$403,107,778
(Cost $284,036,499)
Energy 13.0%		94,605,542
Oil, gas and consumable fuels 13.0%
BP PLC, ADR	685,950	30,929,486
Enbridge, Inc. (B)(C)	281,200	9,962,916
ONEOK, Inc. (B)(C)	450,000	31,698,000
Royal Dutch Shell PLC, ADR, Class A (C)	322,000	22,015,140
Industrials 1.0%		7,038,550
Transportation infrastructure 1.0%
Macquarie Infrastructure Corp. (B)(C)	155,000	7,038,550
Telecommunication services 4.1%		29,731,100
Diversified telecommunication services 4.1%
AT&T, Inc. (C)	510,000	16,304,700
Verizon Communications, Inc. (C)	260,000	13,426,400
Utilities 37.3%		271,732,586
Electric utilities 22.7%
Alliant Energy Corp. (C)	520,000	22,344,400
American Electric Power Company, Inc. (B)(C)	200,000	14,228,000
Avangrid, Inc. (B)(C)	381,500	19,097,890
Duke Energy Corp. (B)(C)	285,000	23,261,700
Entergy Corp. (B)(C)	60,000	4,876,800
Eversource Energy (B)(C)	380,000	23,073,600
FirstEnergy Corp. (B)(C)	250,000	8,857,500
OGE Energy Corp.	400,000	14,496,000
Pinnacle West Capital Corp. (C)	50,000	4,021,500
PPL Corp. (B)(C)	505,000	14,528,850
The Southern Company (B)(C)	100,000	4,860,000
Xcel Energy, Inc. (C)	240,000	11,246,397
Gas utilities 0.4%
ONE Gas, Inc. (C)	42,500	3,274,200
Multi-utilities 14.2%
Black Hills Corp. (B)(C)	200,000	11,994,000
CenterPoint Energy, Inc. (B)(C)	885,000	25,204,800
Dominion Energy, Inc. (B)(C)	240,000	17,210,400
DTE Energy Company (B)(C)	220,000	23,878,800
National Grid PLC, ADR (B)(C)	188,333	10,185,049
NiSource, Inc. (C)	440,000	11,519,200
Vectren Corp.	50,000	3,573,500

	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 9.1% (6.0% of Total investments)				$65,814,928
(Cost $66,369,212)
Financials 8.3%				60,380,228
Banks 6.3%
Bank of America Corp. (5.875% to 3-15-28, then 3 month LIBOR + 2.931%) (C)(D)	5.875	03-15-28	3,500,000	3,472,000
BNP Paribas SA (7.375% to 8-19-25, then 5 Year U.S. Swap Rate + 5.150%) (C)(D)	7.375	08-19-25	10,482,000	11,137,125
Citizens Financial Group, Inc. (6.000% to 7-6-23, then 3 month LIBOR + 3.003%) (B)(C)(D)	6.000	07-06-23	14,000,000	14,091,000
4	JOHN HANCOCK PREMIUM DIVIDEND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
HSBC Holdings PLC (6.500% to 3-23-28, then 5 Year U.S. ISDAFIX + 3.606%) (C)(D)	6.500	03-23-28	10,000,000	$9,810,000
Huntington Bancshares, Inc. (5.700% to 4-15-23, then 3 month LIBOR + 2.880%) (B)(C)(D)	5.700	04-15-23	3,000,000	2,962,500
Lloyds Banking Group PLC (7.500% to 6-27-24, then 5 Year U.S. Swap Rate + 4.760%) (C)(D)	7.500	06-27-24	4,057,000	4,188,853
Capital markets 0.7%
E*TRADE Financial Corp. (5.300% to 3-15-23, then 3 month LIBOR + 3.160%) (B)(C)(D)	5.300	03-15-23	5,000,000	4,918,750
Consumer finance 1.3%
Discover Financial Services (5.500% to 10-30-27, then 3 month LIBOR + 3.076%) (B)(C)(D)	5.500	10-30-27	10,000,000	9,800,000
Industrials 0.4%				2,947,200
Industrial conglomerates 0.4%
General Electric Company (5.000% to 1-21-21, then 3 month LIBOR + 3.330%) (B)(C)(D)	5.000	01-21-21	3,000,000	2,947,200
Utilities 0.4%				2,487,500
Multi-utilities 0.4%
NiSource, Inc. (5.650% to 6-15-23, then 5 Year CMT + 2.843%) (A)(C)(D)	5.650	06-15-23	2,500,000	2,487,500

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 0.7% (0.5% of Total investments)				$5,393,000
(Cost $5,393,000)
U.S. Government Agency 0.7%				5,000,000
Federal Agricultural Mortgage Corp. Discount Note	1.770	08-01-18	974,000	974,000
Federal Home Loan Bank Discount Note	1.770	08-01-18	4,026,000	4,026,000

	Par value^	Value
Repurchase agreement 0.0%		393,000

Repurchase Agreement with State Street Corp. dated 7-31-18 at 0.900% to be repurchased at $393,010 on 8-1-18, collateralized by $415,000 U.S. Treasury Notes, 1.875% due 5-31-22 (valued at $402,199, including interest)	393,000	393,000
Total investments (Cost $997,829,019) 151.8%		$1,104,206,366
Other assets and liabilities, net (51.8%)		(376,601,067)
Total net assets 100.0%		$727,605,299

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
CMT	Constant Maturity Treasury
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
LIBOR	London Interbank Offered Rate
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(B)	A portion of this security is on loan as of 7-31-18, and is a component of the fund's leverage under the Liquidity Agreement.
(C)	All or a portion of this security is pledged as collateral pursuant to the Liquidity Agreement. Total collateral value at 7-31-18 was $519,250,880. A portion of the securities pledged as collateral were loaned pursuant to the Liquidity Agreement. The value of securities on loan amounted to $193,815,146.
(D)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
The fund had the following country composition as a percentage of total investments on 7-31-18:
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK PREMIUM DIVIDEND FUND	5

United States	87.1%
United Kingdom	6.2%
Netherlands	2.2%
Israel	2.1%
Canada	1.4%
France	1.0%
TOTAL	100.0%
6	JOHN HANCOCK PREMIUM DIVIDEND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis*	Notional value*	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	860	Short	Sep 2018	$(102,486,011)	$(102,702,813)	$(216,802)
						$(216,802)
* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally Cleared	96,000,000	USD	Fixed 2.136%	USD 3 Month LIBOR BBA(a)	Semi-Annual	Quarterly	Oct 2022	—	$2,715,941	$2,715,941
								—	$2,715,941	$2,715,941

(a)	At 7-31-18, the 3 month LIBOR was 2.349%

Derivatives Currency Abbreviations
USD	U.S. Dollar

Derivatives Abbreviations
BBA	The British Banker's Association
LIBOR	London Interbank Offered Rate
OTC is an abbreviation for over-the-counter. See Notes to Fund's investments regarding investment transactions and other derivatives information.
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK PREMIUM DIVIDEND FUND	7

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Swaps are valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are valued at settlement prices, which are the official closing prices published by the exchange on which they trade.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of July 31, 2018, by major security category or type:

	Total value at 7-31-18	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Preferred securities
Consumer staples	$20,294,625	—	$20,294,625	—
Energy	41,348,693	$41,348,693	—	—
Financials	285,682,953	285,682,953	—	—
Health care	23,359,752	23,359,752	—	—
Industrials	3,424,950	3,424,950	—	—
Real estate	38,152,558	19,833,100	18,319,458	—
Telecommunication services	22,448,287	20,901,325	1,546,962	—
Utilities	195,178,842	170,256,886	24,921,956	—
Common stocks	403,107,778	403,107,778	—	—
Corporate bonds	65,814,928	—	65,814,928	—
Short-term investments	5,393,000	—	5,393,000	—
Total investments in securities	$1,104,206,366	$967,915,437	$136,290,929	—
Derivatives:
Assets
Swap contracts	$2,715,941	—	$2,715,941	—
Liabilities
Futures	(216,802)	$(216,802)	—	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount

       8

not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.

During the period ended July 31, 2018, the fund used futures contracts to manage against anticipated interest rate changes.

Interest rate swaps. Interest rate swaps represent an agreement between the fund and a counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The fund settles accrued net interest receivable or payable under the swap contracts at specified, future intervals. Swap agreements are privately negotiated in the OTC market or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as unrealized appreciation/depreciation of swap contracts. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.

During the period ended July 31, 2018, the fund used interest rate swaps to manage against anticipated interest rate changes.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       9

More information

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Internet	www.jhinvestments.com
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	P2Q3	07/18
This report is for the information of the shareholders of John Hancock Premium Dividend Fund.		9/18

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Premium Dividend Fund

By:	/s/ Andrew G. Arnott
Andrew G. Arnott
President

Date:	September 17, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew G. Arnott
Andrew G. Arnott
President

Date:	September 17, 2018

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	September 17, 2018